Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of components of pretax (loss) income, (benefit) provision for income taxes and effective income tax rate

	Year ended December 31,
(in millions)	2012	2011	2010
Components of pretax (loss) income:
Domestic	$(875.5)	$(898.9)	$(1,289.1)
Foreign	124.2	292.7	118.4
	$(751.3)	$(606.2)	$(1,170.7)
(Benefit) provision for income taxes:
Federal	$(301.4)	$(282.6)	$(313.9)
State and local	66.0	(27.9)	(39.3)
Foreign	11.4	40.4	29.4
	$(224.0)	$(270.1)	$(323.8)

Effective Income Tax Rate	29.8%	44.6%	27.7%

Schedule of effective tax rates differ from statutory rates

	Year ended December 31,
	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.1	1.5	2.0
Nontaxable income from noncontrolling interests	7.9	10.2	5.2
Impact of foreign operations (a) (c)	1.5	3.9	1.5
Valuation allowances (c)	(20.2)	(12.7)	(15.1)
Liability for unrecognized tax benefits (c)	4.1	3.3	2.1
Impact of contribution to alliance (b)	0.0	(2.2)	0.0
Prior year adjustments (c)	2.0	2.5	(1.2)
Other	(1.6)	3.1	(1.8)
Effective tax rate	29.8%	44.6%	27.7%

(a)         The impact of foreign operations includes the effects of tax earnings and profits adjustments, foreign losses and differences between foreign tax expense and foreign taxes eligible for the U.S. foreign tax credit.

(b)         The impact of contribution to alliance represents the tax effects resulting from the gain on the contribution of the Company’s transportation business in exchange for a 30% interest in an alliance.

(c)          The 2012 effective tax rate was negatively impacted by a total of approximately 9% as a result of the current year cumulative correction of immaterial prior year errors.  The cumulative corrections had an impact on each of the following line items above:  Impact of foreign operations, Valuation allowances, Liability for unrecognized tax benefits and Prior year adjustments.

Schedule of components of income tax (benefits) provisions

	Year ended December 31,
(in millions)	2012	2011	2010
Current
Federal	$(60.0)	$(54.0)	$(27.7)
State and local	16.0	25.8	18.3
Foreign	38.6	61.8	57.7
	(5.4)	33.6	48.3
Deferred
Federal	(241.4)	(228.6)	(286.2)
State and local	50.0	(53.7)	(57.6)
Foreign	(27.2)	(21.4)	(28.3)
	(218.6)	(303.7)	(372.1)
	$(224.0)	$(270.1)	$(323.8)

Schedule of principal components of deferred tax items

	As of December 31,
(in millions)	2012	2011(a)
Deferred tax assets related to:
Reserves and other accrued expenses	$543.5	$450.3
Pension obligations	47.9	44.2
Employee related liabilities	75.7	64.0
Deferred revenues	30.0	26.7
Unrealized securities and hedging (gain)/loss	—	42.2
Net operating losses and tax credit carryforwards	1,383.6	1,336.5
U.S. foreign tax credits on undistributed earnings	234.8	203.2
Foreign exchange (gain)/loss	48.5	61.5
Total deferred tax assets	2,364.0	2,228.6
Valuation allowance	(896.5)	(744.6)
Realizable deferred tax assets	1,467.5	1,484.0
Deferred tax liabilities related to:
Property, equipment and intangibles	(1,206.0)	(1,382.0)
Investment in affiliates and other	(512.3)	(532.7)
Unrealized securities and hedging (gain)/loss	(0.6)	—
U.S. tax on foreign undistributed earnings	(173.8)	(145.9)
Total deferred tax liabilities	(1,892.7)	(2,060.6)
Net deferred tax liabilities	$(425.2)	$(576.6)

(a)         Certain amounts have been reclassified to conform to current year presentation.

Schedule of deferred tax assets and liabilities included in the consolidated balance sheets

	As of December 31,
(in millions)	2012	2011
Current deferred tax assets	$73.9	$108.3
Long-term deferred tax assets	10.4	10.5
Long-term deferred tax liabilities	(509.5)	(695.4)
Net deferred tax liabilities	$(425.2)	$(576.6)

Schedule of approximate amounts of federal, state and foreign net operating loss carryforwards and foreign tax credit, general business credit and minimum tax credit carryforwards

As of December 31,
(in millions)	2012
Federal net operating loss carryforwards (a)	$1,766.1
State net operating loss carryforwards (b)	2,759.2
Foreign net operating loss carryforwards (c)	2,450.0
Foreign tax credit carryforwards (d)	144.1
General business credit carryforwards (e)	11.1
Minimum tax credit carryforwards (f)	1.6

(a)                  If not utilized, these carryforwards will expire in years 2015 through 2032.

(b)                  If not utilized, these carryforwards will expire in years 2013 through 2032.

(c)                   Foreign net operating loss carryforwards of $137 million, if not utilized, will expire in years 2013 through 2027. The remaining foreign net operating loss carryforwards of $2,313 million have an indefinite life.

(d)                  If not utilized, these carryforwards will expire in years 2018 through 2022.

(e)                   If not utilized, these carryforwards will expire in years 2027 through 2031.

(f)                    These carryforwards have an indefinite life.

Schedule of reconciliation of the unrecognized tax benefits

(in millions)	Unrecognized Tax Benefits
Balance as of January 1, 2010	$415.0
Increases for tax positions of prior years	0.5
Decreases for tax positions of prior years	(45.4)
Increases for tax positions related to the current period	1.9
Decreases for cash settlements with taxing authorities	(1.4)
Decreases due to the lapse of the applicable statute of limitations	(2.0)
Balance as of December 31, 2010	$368.6
Increases for tax positions of prior years	1.3
Decreases for tax positions of prior years	(28.5)
Increases for tax positions related to the current period	1.7
Decreases for cash settlements with taxing authorities	(1.0)
Decreases due to the lapse of the applicable statute of limitations	(7.4)
Balance as of December 31, 2011	$334.7
Increases for tax positions of prior years	5.5
Decreases for tax positions of prior years	(57.7)
Increases for tax positions related to the current period	6.2
Decreases for cash settlements with taxing authorities	(0.1)
Decreases due to the lapse of the applicable statute of limitations	(2.4)
Balance as of December 31, 2012	$286.2

Schedule of approximate amounts associated with accrued interest expense and the cumulative accrued interest and penalties

	Year ended December 31,
	2012	2011	2010
Current year accrued interest expense (net of related tax benefits)	$4	$9	$14
Cumulative accrued interest and penalties (net of related tax benefits)	$47	$69	$67